Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		1 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jan. 31, 2008 Predecessor Entity [Member]	Dec. 31, 2008 Successor Entity [Member]	Dec. 31, 2010 Successor Entity [Member]	Dec. 31, 2009 Successor Entity [Member]
Cash flows from operating activities:
Net loss	$ (432,350)	$ (392,693)	$ (311,861)	$ (886,399)	$ (507,769)	$ (782,061)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	583,196	596,989	64,157	795,663	798,817	804,037
Impairment of asset value		110,625		390,444	110,625	499,100
Provision for doubtful accounts	5,315	4,120	3,922	(9,137)	7,839	3,387
Foreign currency transaction (gain) loss	(2,905)	(1,419)	(137)	6,241	(1,057)	(7,798)
Loss on disposal of assets	829	343		588	354	2,709
Share-based compensation expense	3,956	(4,645)	196,414	3,150	20,673	56,965
Deferred income taxes	(53,026)	(49,656)	(16,668)	(146,758)	(45,223)	(43,258)
Amortization of discount, premium, issuance costs and other non-cash items	49,238	72,584	6,494	195,714	97,174	125,337
Interest paid-in-kind	23,130	203,715		210,481	244,859	298,030
(Gain) loss on early extinguishment of debt	326,183	73,247		(592)	73,988	(5,180)
Share in (gain) loss of unconsolidated affiliates				17,127	(503)	(517)
(Earnings) loss from previously unconsolidated affiliates	24,658	(377)
Gain on sale of investment		(1,261)			(1,261)	(27,333)
Unrealized (gains) losses on derivative financial instruments	(35,179)	43,257	11,748	130,564	22,225	(83,953)
Other non-cash items	5,178	2,602	108	5,954	3,469	547
Changes in operating assets and liabilities:
Receivables	(36,694)	11,477	358	16,080	34,846	5,008
Prepaid expenses and other assets	(19,809)	(61,397)	(25,270)	(47,741)	(36,827)	20,071
Accounts payable and accrued liabilities	(13,481)	(36,788)	70,704	139,519	60,337	(53,107)
Deferred revenue	267,845	89,984	14,342	32,718	171,954	63,914
Accrued retirement benefits	(17,715)	(2,995)	78	1,802	(1,437)	4,860
Other long-term liabilities	(5,149)	(36,692)	5,230	20,725	(34,865)	(7,102)
Net cash provided by operating activities	673,220	621,020	19,619	876,143	1,018,218	873,656
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(615,113)	(683,349)	(24,701)	(397,759)	(982,127)	(943,133)
Proceeds from sale of other property and equipment						686
Proceeds from sale of investment		28,594			28,594
Capital contributions to unconsolidated affiliates	(12,209)	(12,209)		(27,280)	(12,209)	(12,210)
Other investing activities	6,710	9,585		15,142	11,128	7,562
Net cash used in investing activities	(620,612)	(657,379)	(24,701)	(409,897)	(954,614)	(947,095)
Cash flows from financing activities:
Repayments of long-term debt	(6,323,019)	(745,589)	(168,847)	(6,280,165)	(801,785)	(823,309)
Repayment of revolving credit facility				(241,221)
Loan proceeds received (repaid) from/to Intelsat Holdings				34,000		(34,000)
Proceeds from issuance of long-term debt	6,119,425	1,023,465		5,012,783	1,025,565	961,917
Proceeds from revolving credit facility			150,000	241,221
Debt issuance costs	(69,339)	(32,063)		(119,633)	(32,376)	(17,522)
Capital contribution from parent		18,000			18,000	12,000
Repayments of funding of capital expenditures by customer				(30,862)
Payment of premium on early retirement of debt	(171,047)	(44,118)		(88,104)	(44,613)
Noncontrolling interest in New Dawn	1,734	1,035			1,128	377
Principal payments on deferred satellite performance incentives	(10,776)	(11,946)	(1,333)	(23,302)	(15,030)	(24,603)
Principal payments on capital lease obligations		(191)	(2,124)	(9,148)	(191)	(1,859)
Net cash provided by (used in) financing activities	(453,022)	208,593	(22,304)	(1,504,431)	150,698	73,001
Effect of exchange rate changes on cash and cash equivalents	2,905	1,419	137	(6,241)	1,057	7,798
Net change in cash and cash equivalents	(397,509)	173,653	(27,249)	(1,044,426)	215,359	7,360
Cash and cash equivalents, beginning of period	692,930	477,571	426,569	1,514,637	477,571	470,211
Cash and cash equivalents, end of period	295,421	651,224	399,320	470,211	692,930	477,571
Supplemental cash flow information:
Interest paid, net of amounts capitalized	921,812	767,790	119,399	712,284	954,111	978,515
Income taxes paid, net of refunds	19,454	31,997	4,028	44,687	33,023	52,070
Supplemental disclosure of non-cash investing activities:
Capitalization of deferred satellite performance incentives				21,175	18,720	16,705
Accrued capital expenditures	$ 34,181	$ 122,661	$ 13,363	$ 32,017	$ 71,219	$ 78,151